Other	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Other Income

	2024	2023
Foreign exchange gain (loss)	$7	$(7)
Settlement gain (loss) on defined benefit pension plans	$(1)	$6
Gain resulting from the CPP agreement	1	—
Gain (loss) on electricity swaps	(9)	17
Loss on interest rate swap contracts	(4)	(6)
Other	4	(5)
	$(2)	$5